Schedule of Investments
March 31, 2023
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–62.59%
Collateralized Mortgage Obligations–12.22%
Fannie Mae ACES,
2.76% (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$230,679	$229,969
3.27%, 02/25/2029	4,925,085	4,687,480
Fannie Mae REMICs,
2.50%, 03/25/2026	3	3
7.00%, 09/18/2027	38,142	38,513
1.50%, 01/25/2028	851,218	804,997
6.50%, 03/25/2032	249,520	261,112
5.75%, 10/25/2035	61,175	62,031
5.15% (1 mo. USD LIBOR + 0.30%), 05/25/2036(a)	861,793	845,796
5.30% (1 mo. USD LIBOR + 0.45%), 03/25/2037(a)	489,517	480,975
6.60%, 06/25/2039(b)	1,191,942	1,260,219
4.00%, 07/25/2040	654,358	634,817
5.40% (1 mo. USD LIBOR + 0.55%), 02/25/2041(a)	306,635	306,104
5.35% (1 mo. USD LIBOR + 0.50%), 05/25/2041(a)	306,261	304,845
5.37% (1 mo. USD LIBOR + 0.52%), 11/25/2041(a)	433,526	429,777
3.76% (1 mo. USD LIBOR + 0.32%), 08/25/2044(a)	707,193	691,601
3.90% (1 mo. USD LIBOR + 0.48%), 02/25/2056 to 12/25/2056(a)	2,925,702	2,871,691
Series 2021-11, Class MI, IO, 2.00%, 03/25/2051(c)	2,627,112	352,838
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series KLU1, Class A2, 2.51%, 12/25/2025	5,000,000	4,783,677
Series KG01, Class A7, 2.88%, 04/25/2026	5,000,000	4,795,723
Series KS11, Class AFX1, 2.15%, 12/25/2028	5,000,000	4,643,819
Series K093, Class A1, 2.76%, 12/25/2028	1,760,991	1,690,957
Series K092, Class AM, 3.02%, 04/25/2029	5,000,000	4,662,348
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Freddie Mac REMICs,
5.18% (1 mo. USD LIBOR + 0.50%), 12/15/2035 to 03/15/2040(a)	$745,574	$740,648
4.98% (1 mo. USD LIBOR + 0.30%), 03/15/2036 to 09/15/2044(a)	904,570	897,223
4.13% (1 mo. USD LIBOR + 0.35%), 11/15/2036(a)	1,035,665	1,015,079
5.05% (1 mo. USD LIBOR + 0.37%), 03/15/2037(a)	480,031	470,040
5.54% (1 mo. USD LIBOR + 0.86%), 11/15/2039(a)	256,623	257,797
5.13% (1 mo. USD LIBOR + 0.45%), 03/15/2040 to 02/15/2042(a)	2,140,417	2,109,582
Series 331, Class AF, 5.08%(1 mo. USD LIBOR + 0.40%), 06/15/2037(a)	703,463	690,361
Freddie Mac STRIPS, 3.90%(1 mo. USD LIBOR + 0.35%), 10/15/2037(a)	776,445	761,759
		41,781,781
Federal Home Loan Mortgage Corp. (FHLMC)–12.35%
6.50%, 07/01/2023 to 12/01/2035	767,145	798,935
8.00%, 08/01/2024 to 02/01/2035	98,120	99,643
7.00%, 01/01/2026 to 11/01/2035	1,004,137	1,042,238
8.50%, 05/01/2026 to 08/01/2031	63,455	64,472
7.05%, 05/20/2027	16,032	16,097
6.00%, 09/01/2029 to 07/01/2038	116,702	120,006
7.50%, 09/01/2030 to 06/01/2035	355,963	369,105
6.03%, 10/20/2030	294,905	302,405
3.00%, 02/01/2032 to 01/01/2050	9,755,035	8,927,877
2.50%, 09/01/2034 to 12/01/2050	13,884,005	12,716,588
5.00%, 01/01/2037 to 01/01/2040	377,947	386,783
4.50%, 01/01/2040 to 08/01/2041	1,699,707	1,707,315
5.50%, 11/01/2052 to 03/01/2053	11,249,990	11,448,850
ARM, 4.13% (1 yr. USD LIBOR + 1.88%), 09/01/2035(a)	907,116	922,767
3.69% (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	872,881	881,298
3.82% (1 yr. USD LIBOR + 1.57%), 10/01/2036(a)	429,574	432,886
4.16% (1 yr. USD LIBOR + 1.91%), 10/01/2036(a)	36,232	36,768

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

	Principal Amount	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
4.19% (1 yr. USD LIBOR + 1.98%), 11/01/2037(a)	$190,044	$188,106
4.45% (1 yr. USD LIBOR + 2.08%), 01/01/2038(a)	17,398	17,152
3.76% (1 yr. USD LIBOR + 1.86%), 07/01/2038(a)	226,588	230,079
3.83% (1 yr. USD LIBOR + 1.78%), 06/01/2043(a)	316,488	320,230
2.91%, 01/01/2048(d)	1,217,382	1,175,055
		42,204,655
Federal National Mortgage Association (FNMA)–14.35%
6.50%, 12/01/2023 to 11/01/2037	643,320	667,519
7.50%, 04/01/2024 to 08/01/2037	1,506,676	1,563,439
6.75%, 07/01/2024	5,099	5,265
8.50%, 09/01/2024 to 12/01/2036	202,598	213,088
4.50%, 11/01/2024 to 08/01/2041	1,838,697	1,842,225
7.00%, 09/01/2025 to 02/01/2036	458,600	467,067
6.95%, 10/01/2025	1,218	1,214
0.50%, 11/07/2025	4,000,000	3,660,563
8.00%, 09/01/2026 to 10/01/2037	888,200	941,598
3.50%, 05/01/2027 to 08/01/2027	1,058,785	1,037,836
6.00%, 06/01/2027 to 10/01/2038	488,578	507,250
0.75%, 10/08/2027	6,000,000	5,265,963
3.59%, 10/01/2028	4,000,000	3,889,610
3.00%, 12/01/2031 to 03/01/2050	5,289,800	4,944,099
5.00%, 08/01/2033 to 12/01/2033	120,060	119,529
2.50%, 12/01/2034 to 07/01/2035	11,406,124	10,636,367
5.50%, 04/01/2035 to 05/01/2035	586,370	605,720
2.00%, 09/01/2035 to 01/01/2051	7,631,084	6,620,385
4.00%, 09/01/2043 to 12/01/2048	4,682,602	4,592,244
ARM, 4.45% (1 yr. U.S. Treasury Yield Curve Rate + 2.36%), 10/01/2034(a)	680,622	698,163
3.95% (1 yr. U.S. Treasury Yield Curve Rate + 2.20%), 05/01/2035(a)	58,774	60,043
4.23% (1 yr. USD LIBOR + 1.70%), 03/01/2038(a)	15,173	14,988
4.03% (1 yr. USD LIBOR + 1.77%), 02/01/2042(a)	144,210	141,402
3.77% (1 yr. USD LIBOR + 1.52%), 08/01/2043(a)	221,128	217,248
3.95% (1 yr. U.S. Treasury Yield Curve Rate + 1.88%), 05/01/2044(a)	332,037	332,024
		49,044,849
	Principal Amount	Value
Government National Mortgage Association (GNMA)–18.00%
7.50%, 06/15/2023 to 10/15/2035	$556,225	$577,376
7.00%, 09/15/2023 to 12/15/2036	316,885	325,100
6.50%, 12/15/2023 to 09/15/2034	1,032,368	1,060,606
6.00%, 01/16/2025 to 08/15/2033	199,223	203,399
5.00%, 02/15/2025	18,257	18,523
6.95%, 08/20/2025 to 09/20/2026	25,320	25,549
8.00%, 10/15/2025 to 01/15/2037	449,017	467,012
6.38%, 10/20/2027 to 12/20/2027	51,831	52,167
6.10%, 12/20/2033	1,766,097	1,861,955
5.68%, 08/20/2034(b)	417,645	429,294
8.50%, 10/15/2036 to 01/15/2037	109,471	110,739
5.90%, 01/20/2039(b)	1,649,279	1,709,768
5.53% (1 mo. USD LIBOR + 0.80%), 09/16/2039(a)	415,061	417,336
5.46% (1 mo. USD LIBOR + 0.70%), 05/20/2040(a)	905,672	904,498
4.52%, 07/20/2041(b)	246,258	244,876
2.72%, 09/20/2041	914,948	898,610
5.01% (1 mo. USD LIBOR + 0.25%), 01/20/2042(a)	11,696	11,431
3.50%, 10/20/2042 to 06/20/2050	5,353,537	5,096,451
4.96% (1 mo. USD LIBOR + 0.30%), 08/20/2047(a)	1,773,283	1,715,284
2.50%, 07/20/2049	2,814,931	2,508,860
3.00%, 10/20/2049 to 11/20/2049	5,488,489	5,007,054
Series 2019-29, Class PE, 3.00%, 10/20/2048	1,584,370	1,484,864
Series 2019-52, Class JL, 3.00%, 11/20/2048	2,001,483	1,883,642
Series 2019-30, Class MA, 3.50%, 03/20/2049	352,586	331,478
TBA, 4.00%, 04/01/2053(e)	3,840,000	3,697,215
4.50%, 04/01/2053(e)	17,800,000	17,533,537
5.00%, 04/01/2053(e)	10,400,000	10,413,813
Series 2020-137, Class A, 1.50%, 04/16/2062	3,155,626	2,540,623
		61,531,060
Uniform Mortgage-Backed Securities–5.67%
TBA, 5.00%, 04/01/2053(e)	10,420,000	10,393,136
5.50%, 04/01/2053(e)	8,900,000	8,990,564
		19,383,700
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $226,077,582)		213,946,045
U.S. Treasury Securities–28.88%
U.S. Treasury Bills–0.43%(f)(g)
4.40% - 4.70%, 05/11/2023	1,466,000	1,458,843
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Principal Amount		Value
U.S. Treasury Bonds–1.05%
5.38%, 02/15/2031	$3,200,000	$3,609,750
U.S. Treasury Notes–27.40%
1.63%, 04/30/2023	2,000,000	1,995,371
2.75%, 05/31/2023	6,300,000	6,279,833
1.63%, 10/31/2023	625,000	613,982
2.63%, 12/31/2023	1,900,000	1,871,568
0.25%, 03/15/2024	7,000,000	6,716,209
0.25%, 05/15/2024	3,000,000	2,861,777
2.00%, 05/31/2024	2,500,000	2,430,762
2.25%, 11/15/2024	3,200,000	3,100,562
2.13%, 05/15/2025	5,480,000	5,270,005
2.25%, 11/15/2025	2,800,000	2,687,563
0.38% - 2.88%, 11/30/2025	11,500,000	10,649,873
0.38%, 12/31/2025	7,000,000	6,382,441
0.88%, 06/30/2026	7,000,000	6,384,902
1.50%, 08/15/2026	7,450,000	6,917,296
1.13%, 02/28/2027	9,159,000	8,315,012
2.38%, 05/15/2027	1,000,000	950,176
0.50%, 06/30/2027	1,900,000	1,664,727
2.25%, 11/15/2027	2,900,000	2,728,775
2.75%, 02/15/2028	1,900,000	1,825,596
1.25%, 06/30/2028	4,500,000	3,995,420
2.88%, 08/15/2028	7,500,000	7,225,928
2.38%, 05/15/2029	2,600,000	2,426,633
1.63%, 08/15/2029	400,000	356,906
		93,651,317
Total U.S. Treasury Securities (Cost $105,625,017)		98,719,910
Commercial Paper–7.36%
Diversified Banks–7.36%
Australia and New Zealand Banking Group Ltd. (Australia), 0.00%, 02/02/2024(h)	9,000,000	8,604,605
BPCE S.A. (France), 0.00%, 02/27/2024(h)	9,000,000	8,572,511
Toronto-Dominion Bank (The) (Canada), 5.25%, 01/26/2024(h)	8,000,000	7,991,908
Total Commercial Paper (Cost $25,156,395)		25,169,024

Asset-Backed Securities–6.82%(i)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.75%, 09/15/2048(j)	12,936,760	192,769
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 3.91%, 01/25/2035(b)	199,774	182,117
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.75%, 04/25/2045(b)(h)	916,990	774,882
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(b)(h)	1,204,075	1,052,128
COLT Mortgage Loan Trust,
Series 2020-2, Class A1, 1.85%, 03/25/2065(b)(h)	116,316	114,516
Series 2021-4, Class A1, 1.40%, 10/25/2066(b)(h)	4,179,809	3,317,123
FRESB Mortgage Trust, Series 2019-SB63, Class A5, 2.55%, 02/25/2039(b)	2,901,627	2,831,212
GCAT Trust, Series 2020-NQM1, Class A3, 2.55%, 01/25/2060(h)(k)	2,606,955	2,505,908
Principal Amount		Value

Mello Mortgage Capital Acceptance Trust, Series 2021-INV1, Class A4, 2.50%, 06/25/2051(b)(h)	$513,118	$445,080
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.60% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(h)	1,123,391	1,088,626
NextGear Floorplan Master Owner Trust, Series 2021-1A, Class A, 0.85%, 07/15/2026(h)	2,000,000	1,888,815
SGR Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, 12/25/2061(b)(h)	3,376,989	2,743,393
SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.34%, 03/17/2053(h)	1,876,317	1,678,829
Textainer Marine Containers VII Ltd. (China),
Series 2020-3A, Class A, 2.11%, 09/20/2045(h)	1,928,160	1,708,468
Series 2021-2A, Class B, 2.82%, 04/20/2046(h)	3,386,667	2,788,001
Total Asset-Backed Securities (Cost $26,584,086)		23,311,867
U.S. Government Sponsored Agency Securities–3.95%
Federal Home Loan Bank (FHLB)–3.95%
Federal Home Loan Bank, 0.50%, 04/14/2025 (Cost $14,511,332)	14,500,000	13,490,026

Agency Credit Risk Transfer Notes–2.52%
Fannie Mae Connecticut Avenue Securities,
Series 2015-C02, Class 1M2, 8.85% (1 mo. USD LIBOR + 4.00%), 05/25/2025(a)	758,212	783,858
Series 2022-R03, Class 1M1, 6.66% (30 Day Average SOFR + 2.10%), 03/25/2042(a)(h)	1,968,168	1,965,439
Freddie Mac,
Series 2021-DNA3, Class M2, STACR®, 6.66% (30 Day Average SOFR + 2.10%), 10/25/2033(a)(h)	1,240,000	1,199,649
Series 2022-HQA3, Class M1, STACR®, 6.86% (30 Day Average SOFR + 2.30%), 08/25/2042(a)(h)	4,656,013	4,670,549
Total Agency Credit Risk Transfer Notes (Cost $8,627,173)		8,619,495
U.S. Dollar Denominated Bonds & Notes–1.12%
Sovereign Debt–1.12%
Israel Government AID Bond, 5.13%, 11/01/2024 (Cost $3,804,555)	3,800,000	3,832,607
Certificates of Deposit–0.85%
Diversified Banks–0.85%
Bank of Nova Scotia (The) (Canada), 5.53% (SOFR + 0.70%), 12/13/2023(a) (Cost $2,900,000)	2,900,000	2,904,544
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Shares		Value
Money Market Funds–0.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(l)(m) (Cost $1,363,292)	1,363,292	$1,363,292
TOTAL INVESTMENTS IN SECURITIES–114.49% (Cost $414,649,432)		391,356,810
OTHER ASSETS LESS LIABILITIES—(14.49)%		(49,517,310)
NET ASSETS–100.00%		$341,839,500
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
REMICs	– Real Estate Mortgage Investment Conduits
SOFR	– Secured Overnight Financing Rate
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2023.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2023.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $53,110,430, which represented 15.54% of the Fund’s Net Assets.
(i)	Non-U.S. government sponsored securities.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2023.
(k)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,967,567	$32,166,159	$(34,770,434)	$-	$-	$1,363,292	$58,806
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	533,963	591,645	(1,125,608)	-	-	-	3,897*
Invesco Private Prime Fund	1,373,047	1,477,964	(2,851,011)	-	-	-	10,565*
Total	$5,874,577	$34,235,768	$(38,747,053)	$-	$-	$1,363,292	$73,268

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	193	June-2023	$39,845,453	$408,617	$408,617
U.S. Treasury 5 Year Notes	272	June-2023	29,786,125	527,891	527,891
U.S. Treasury 10 Year Notes	261	June-2023	29,994,610	757,969	757,969
U.S. Treasury 10 Year Ultra Notes	74	June-2023	8,964,406	281,734	281,734
Subtotal—Long Futures Contracts				1,976,211	1,976,211
Short Futures Contracts
Interest Rate Risk
U.S. Treasury Long Bonds	86	June-2023	(11,279,437)	(415,813)	(415,813)
U.S. Treasury Ultra Bonds	8	June-2023	(1,129,000)	(41,742)	(41,742)
Subtotal—Short Futures Contracts				(457,555)	(457,555)
Total Futures Contracts				$1,518,656	$1,518,656
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$213,946,045	$—	$213,946,045
U.S. Treasury Securities	—	98,719,910	—	98,719,910
Commercial Paper	—	25,169,024	—	25,169,024
Asset-Backed Securities	—	23,311,867	—	23,311,867
U.S. Government Sponsored Agency Securities	—	13,490,026	—	13,490,026
Agency Credit Risk Transfer Notes	—	8,619,495	—	8,619,495
U.S. Dollar Denominated Bonds & Notes	—	3,832,607	—	3,832,607
Certificate of Deposit	—	2,904,544	—	2,904,544
Money Market Funds	1,363,292	—	—	1,363,292
Total Investments in Securities	1,363,292	389,993,518	—	391,356,810
Other Investments - Assets*
Futures Contracts	1,976,211	—	—	1,976,211
Other Investments - Liabilities*
Futures Contracts	(457,555)	—	—	(457,555)
Total Other Investments	1,518,656	—	—	1,518,656
Total Investments	$2,881,948	$389,993,518	$—	$392,875,466

*	Unrealized appreciation (depreciation).
Invesco V.I. Government Securities Fund